Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2025
Employee-related expenditure
Schedule of employee related expenditures

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		35 317	35 579	33 655
salaries, wages and other employee-related expenditure		32 954	33 255	31 415
post-retirement benefits	31	2 363	2 324	2 240
Share-based payment expenses		914	986	1 033
equity-settled	32	914	986	1 033
Total employee-related expenditure		36 231	36 565	34 688
Less: costs capitalised to projects		(933)	(1 100)	(1 144)
Per income statement		35 298	35 465	33 544

Schedule of number of employees

	2025	2024	2023
for the year ended 30 June	Number	Number	Number
Permanent employees	27 107	27 678	28 657
Non-permanent employees	304	463	416
	27 411	28 141	29 073